LEASE - Cash paid for amounts included in the measurement of lease liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 30,536	¥ 22,896
Right-of-use assets obtained in exchange for lease obligations, Operating leases	¥ 36,236	¥ 29,667